Investment in joint venture - Disclosure of Statement of operations of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
General and administrative expenses	$ (14,757)	$ (11,828)
Income from operations	49,319	(133,129)
Finance expense	(45)	(35,650)
Finance income	8,325	871
Net loss before taxes	57,376	(167,928)
Net income (loss) for the year	57,376	(167,928)
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Revenues	418,130	340,969
Production costs	(198,347)	(199,234)
Depreciation and depletion	(50,934)	(95,418)
Royalties	(20,907)	(17,159)
Income from mine operations	147,942	29,158
Exploration and evaluation expenditures	(9,681)	(6,092)
General and administrative expenses	(7,434)	(6,549)
Income from operations	130,827	16,517
Impairment	0	(289,589)
Finance expense	(3,165)	(8,905)
Finance income	285	283
Foreign exchange gain	3,572	1,171
Net income (loss) for the year	131,519	(280,523)
Company's share of net income (loss) of the JV for the year	$ 59,159	$ (126,264)